Warrant (Details Narrative) - Liability warrants [member]	9 Months Ended	12 Months Ended
	Sep. 30, 2023 USD ($)	Apr. 11, 2023 USD ($)
Statement [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement	757,911	1,196,829
Fair value of warrants liability	$ 136,711	$ 2,078,513
Expected volatility, share options granted	90.00%	90.00%
Maximum
Statement [Line Items]
Description of expected average life warrants	4 years	4 years 5 months 19 days
Risk free interest rate	3.09%	4.55%
Minimum
Statement [Line Items]
Description of expected average life warrants	4 months 20 days	3 months 10 days
Risk free interest rate	4.26%	5.45%